Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Federal Statutory Rate to Total Effective Rate

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020

Expected benefit at statutory federal tax rate	$(979,527)	$(491,462)
State and local taxes, net of federal tax benefit	(311,373)	(155,505)
Other	(57,563)	264,094
Change in valuation allowance	1,348,463	382,873
	$-	$-

Schedlue of Components of Deferred Tax Assets

The components of the Company’s deferred tax assets are as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Deferred tax assets:
Fixed assets	$3,837	$10,169
Interest	46,361
Stock-based compensation	637,112	305,822
Net operating losses - federal	1,687,053	963558
Net operating losses – state and local	536,282	304,883
Research Credit	28,985	6,735
	2,939,630	1,591,167
Less Valuation Allowance	(2,939,630)	(1,591,167)
Net deferred tax assets	$-	$-